INCOME TAXES - SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current income tax provision:
Federal	$ 44,782	$ 73,604	$ 59,763
State	4,427	7,193	6,155
Foreign	23,964	5,672	13,557
Current income tax provision	73,173	86,469	79,475
Deferred income tax (benefit) provision:
Federal	(2,119)	(14,173)	(1,076)
State	(280)	(1,090)	283
Foreign	(7,899)	(5,664)	(1,557)
Deferred income tax benefit	(10,298)	(20,927)	(2,350)
Income tax provision	62,875	65,542	77,125
Excess tax deductions attributable to stock-based compensation	$ 29,700	$ 38,400	$ 4,000